Retirement benefits - Defined benefit plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Service cost	$ 68	$ 59
Administration fees	2	1
Settlement	12	1
Net finance expense	7	7
Defined benefit plans expense	89	68
Other retirement benefit plans
Disclosure of defined benefit plans [line items]
Service cost	0	0
Administration fees	0	0
Settlement	0	0
Net finance expense	1	1
Defined benefit plans expense	$ 1	$ 1